PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment consist of the following:

	August 31, 2022	August 31, 2021
Plant and machineries	$464,019	$-
Office equipment	55,587	46,375
Vehicles	71,860	58,247
Furniture and equipment	26,577	23,864
Renovation	134,309	62,551
	752,352	191,037
Less: Accumulated depreciation	(149,597)	(54,439)
Property, plant and equipment, net	$602,755	$136,598

Depreciation expense for the year ended August 31, 2021, was $25,414. Depreciation expense for the year ended August 31, 2022, was $95,158.